PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Aerospace & Defense 2.4%
HEICO Corp.(a)	361,139	$51,660,934
Auto Components 1.6%
Aptiv PLC*	316,076	33,579,914
Biotechnology 3.4%
Argenx SE (Netherlands), ADR*	70,797	21,897,512
Horizon Therapeutics PLC*	424,666	38,088,293
Seagen, Inc.*	95,207	12,917,686
		72,903,491
Building Products 1.7%
Trane Technologies PLC	127,401	17,588,982
Zurn Water Solutions Corp.	654,531	18,863,584
		36,452,566
Capital Markets 1.0%
Ares Management Corp. (Class A Stock)	293,858	20,913,874
Commercial Services & Supplies 1.8%
GFL Environmental, Inc. (Canada)	1,302,179	39,807,612
Communications Equipment 1.2%
Arista Networks, Inc.*	241,976	24,749,305
Construction & Engineering 3.5%
Quanta Services, Inc.	467,309	55,609,771
WillScot Mobile Mini Holdings Corp.*(a)	586,060	20,939,924
		76,549,695
Construction Materials 1.4%
Martin Marietta Materials, Inc.	86,934	29,503,661
Containers & Packaging 1.9%
Crown Holdings, Inc.	398,546	41,624,144
Diversified Financial Services 1.6%
Apollo Global Management, Inc.	601,668	34,680,144

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 1.9%
AMETEK, Inc.	337,292	$40,970,859
Electronic Equipment, Instruments & Components 6.3%
Amphenol Corp. (Class A Stock)	568,288	40,268,888
Cognex Corp.	351,852	17,036,674
Littelfuse, Inc.	130,660	35,304,332
Teledyne Technologies, Inc.*	106,296	43,065,824
		135,675,718
Food & Staples Retailing 2.3%
Performance Food Group Co.*	1,135,482	49,211,790
Food Products 1.0%
Freshpet, Inc.*(a)	299,112	21,527,091
Health Care Equipment & Supplies 3.7%
Cooper Cos., Inc. (The)	92,740	32,527,628
Envista Holdings Corp.*(a)	597,796	25,729,140
STERIS PLC(a)	98,941	22,578,336
		80,835,104
Health Care Providers & Services 2.9%
Molina Healthcare, Inc.*	136,634	39,653,919
Progyny, Inc.*(a)	749,337	23,686,543
		63,340,462
Hotels, Restaurants & Leisure 4.6%
Expedia Group, Inc.*	178,754	23,118,255
Hilton Worldwide Holdings, Inc.	335,277	47,227,118
Texas Roadhouse, Inc.(a)	364,376	28,410,397
		98,755,770
Household Durables 1.6%
Lennar Corp. (Class A Stock)	423,644	33,997,431
Insurance 1.4%
Ryan Specialty Group Holdings, Inc. (Class A Stock)*	826,147	31,038,343
Interactive Media & Services 0.7%
Pinterest, Inc. (Class A Stock)*	715,505	14,059,673

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.7%
Etsy, Inc.*(a)	184,095	$14,933,786
IT Services 9.5%
Gartner, Inc.*	160,739	42,177,914
Globant SA*	161,279	30,563,983
Jack Henry & Associates, Inc.	250,111	47,050,881
Okta, Inc.*	167,166	13,883,136
Shift4 Payments, Inc. (Class A Stock)*(a)	696,031	31,773,815
WEX, Inc.*	231,713	39,456,090
		204,905,819
Life Sciences Tools & Services 5.9%
Agilent Technologies, Inc.	323,498	41,265,405
Avantor, Inc.*	1,095,566	35,101,934
Bio-Techne Corp.	40,267	14,887,918
IQVIA Holdings, Inc.*	172,432	37,115,988
		128,371,245
Machinery 1.5%
Nordson Corp.	151,825	33,079,631
Pharmaceuticals 1.6%
Catalent, Inc.*	189,205	19,499,467
Jazz Pharmaceuticals PLC*	97,588	14,606,972
		34,106,439
Professional Services 1.8%
CoStar Group, Inc.*	535,705	32,645,863
KBR, Inc.	136,033	6,769,002
		39,414,865
Real Estate Management & Development 2.0%
CBRE Group, Inc. (Class A Stock)*	523,099	43,333,521
Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	202,288	34,910,863
Semiconductors & Semiconductor Equipment 8.0%
Enphase Energy, Inc.*	220,790	41,108,890
Entegris, Inc.	292,899	32,500,073
Marvell Technology, Inc.	637,759	37,723,445

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	40,645	$18,306,102
ON Semiconductor Corp.*	358,472	21,752,081
Universal Display Corp.	176,924	22,347,270
		173,737,861
Software 14.0%
Black Knight, Inc.*	166,543	11,309,935
Crowdstrike Holdings, Inc. (Class A Stock)*	245,104	39,214,189
Datadog, Inc. (Class A Stock)*	189,413	18,068,106
Five9, Inc.*	294,093	28,441,734
HubSpot, Inc.*	99,833	33,712,606
Palo Alto Networks, Inc.*	119,845	60,255,669
Paycom Software, Inc.*	107,932	30,689,385
Paycor HCM, Inc.*(a)	1,003,497	24,605,746
Smartsheet, Inc. (Class A Stock)*	583,101	20,787,551
Trade Desk, Inc. (The) (Class A Stock)*(a)	682,522	35,525,270
		302,610,191
Specialty Retail 4.2%
Burlington Stores, Inc.*	162,996	27,432,227
Five Below, Inc.*(a)	164,044	21,422,506
O’Reilly Automotive, Inc.*	66,483	42,360,973
		91,215,706
Textiles, Apparel & Luxury Goods 0.7%
On Holding AG (Switzerland) (Class A Stock)*(a)	689,786	14,244,081

Total Long-Term Investments (cost $1,873,871,435)		2,146,701,589

Short-Term Investments 11.6%
Affiliated Mutual Fund 10.6%
PGIM Institutional Money Market Fund (cost $229,257,843; includes $229,147,757 of cash collateral for securities on loan)(b)(we)	229,544,901	229,361,265

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 1.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $22,062,176)	22,062,176	$22,062,176

Total Short-Term Investments (cost $251,320,019)		251,423,441

TOTAL INVESTMENTS 111.0% (cost $2,125,191,454)		2,398,125,030
Liabilities in excess of other assets (11.0)%		(237,904,255)

Net Assets 100.0%		$2,160,220,775

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,700,415; cash collateral of $229,147,757 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).